Schedule of Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Australian Oilseeds Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage	100.00%	100.00%
Country of Incorporation	Australia	Australia
Principal business activities	Investment	Investment
Australian Oilseeds Pty Ltd [Member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		100.00%
Australian Oilseeds Pty Ltd [Member] | Legal Ownership Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		100.00%
Australian Oilseeds Pty Ltd [Member] | Cowcumbla Investments Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		82.70%
Cootamundra Oilseeds Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage	82.70%	82.70%
Country of Incorporation	Australia	Australia
Principal business activities	Oilseeds crushing business	Oilseeds crushing business
Cootamundra Oilseeds Pty Ltd [Member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		82.70%
Cootamundra Oilseeds Pty Ltd [Member] | Legal Ownership Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		82.70%
Cowcumbla Investments Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage	82.70%	82.70%
Country of Incorporation	Australia	Australia
Principal business activities	Investment	Investment
Cowcumbla Investments Pty Ltd [Member] | Legal Ownership Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		82.70%
Good earth oils pty ltd [member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage	100.00%	100.00%
Country of Incorporation	Australia	Australia
Principal business activities	Marketing and Distribution	Marketing and Distribution
Good earth oils pty ltd [member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		100.00%
Good earth oils pty ltd [member] | Legal Ownership Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		50.00%
EDOC Acquisition Limited [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage	100.00%	100.00%
Country of Incorporation	Cayman Islands	Cayman Islands
Principal business activities	SPAC	SPAC
EDOC Acquisition Limited [Member] | Legal Ownership Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		100.00%
EDOC Acquisition Limited [Member] | Legal Ownership Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Legal ownership, percentage		0.00%